Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
OPERATING ACTIVITIES
Net (loss) income for the year	$ (679,000)	$ (571,000)	$ (4,905,000)	$ (3,824,000)
Adjustments to reconcile net income to cash flows from operations:
Allowance for expected credit losses	11,000		8,000	49,000
Stock-based compensation		41,000	86,000	255,000
Loss on sale of business				134,000
Change in fair value of contingent consideration				(836,000)
Fair value of restricted stock awards and restricted stock units issued in exchange for services	77,000	292,000	715,000	1,300,000
Loss on disposal of equipment			58,000
Impairment on goodwill and intangible assets			3,850,000	2,301,000
Amortization and depreciation	132,000	286,000	984,000	1,212,000
Gain on lease termination		(6,000)	(8,000)
Unrealized gain on foreign currency transactions				(24,000)
Changes in working capital balances related to operations:
Decrease (increase) in accounts receivable	27,000	1,681,000	1,782,000	298,000
Unbilled revenue	53,000	92,000	395,000	521,000
Inventory	6,000	7,000	17,000
Decrease in prepaid expenses	(54,000)	(203,000)	(33,000)	115,000
Increase in accounts payable and accrued liabilities	(284,000)	(2,023,000)	(2,346,000)	(630,000)
Other Operating Cash Adjustments:
Net cash provided by operating activities	(711,000)	(404,000)	603,000	871,000
INVESTING ACTIVITIES
Capitalized software costs	(109,000)	(156,000)	(715,000)	(504,000)
Cash from sale of business assumed by the buyer				(52,000)
Purchase of patents				(12,000)
Issuance of note receivable			(2,000,000)
Purchase of office equipment			(18,000)	(7,000)
Cash used in investing activities	(109,000)	(156,000)	(2,733,000)	(575,000)
FINANCING ACTIVITIES
Proceeds from warrant exercise		4,348,000	4,348,000
Proceeds from ATM			475,000
Proceeds from SPP Plan				21,000
Contingent consideration payments				(53,000)
Tax withholding payments for employee stock-based compensation in exchange for shares surrendered	(14,000)	(29,000)	(67,000)	(66,000)
Increase in treasury shares (share repurchase program)			(221,000)	(18,000)
Repayment of debt and line of credit		(875,000)	(875,000)	(500,000)
Cash used by financing activities	(14,000)	3,444,000	3,660,000	(616,000)
Effect of exchange rate changes on cash				48,000
Net (decrease) increase in cash for the year	(834,000)	2,884,000	1,530,000	(272,000)
Cash, beginning of the year	4,353,000	2,823,000	2,823,000	3,095,000
Cash, end of the year	3,519,000	5,707,000	4,353,000	2,823,000
Cash paid during the period for:
Interest	30,000	40,000	70,000	178,000
Income taxes			24,000	24,000
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Lease modification		7,000	9,000
Conversion of convertible note to common stock and accrued interest		360,000	360,000
Change in fair value of interest rate, swap		12,000	12,000	8,000
Open World Ltd. [Member]
OPERATING ACTIVITIES
Net (loss) income for the year	(4,609,998)	(4,743,251)	(20,229,064)	25,046,570
Adjustments to reconcile net income to cash flows from operations:
Stock-based compensation	301,704		4,378,102
Imputed interest on lease liability (non-cash)	10,435	13,327	49,021	44,034
Right of use assets amortization	70,711	67,820	275,566	198,505
Gain (loss) on crypto assets sale			4,374,903	(122,250)
Gain (loss) on sale of crypto assets (non-cash, reclassified)	(88,089)	120,422
Net change in fair value of crypto assets	(216,012)	2,472,861	8,154,783	3,305,210
Net change in fair value of receivables	367,015	8,565,600	11,711,086	2,722,651
Net change in fair value of loans receivable	1,346,292		4,037,614
Net change in fair value of shares and warrants receivable	1,046,357		3,529,051
Net change in fair value of investments	590,657
Changes in working capital balances related to operations:
Decrease (increase) in accounts receivable	(664,878)	(2,423,160)	957,305	(14,262,087)
Increase in loans receivable			(4,851,983)
Increase in shares and warrants receivable			(4,114,650)
Increase in notes receivable	(174,481)
Decrease in shares and warrants receivable	(714,037)
Decrease in prepaid expenses	(67,218)	168,921	148,314	41,196
Decrease in due from related party			28,257	46,398
Purchases of crypto assets			(25,198,384)	(25,146,088)
Proceeds from sales of crypto assets			17,574,360	14,480,481
Decrease in deferred revenue			(167,910)	(5,000)
Increase in contract asset	(30,000)
(Decrease) increase in contract liabilities	(20,431)	78,338
Increase in accounts payable and accrued liabilities	2,296,574	(980,787)	(209,762)	130,614
Other Operating Cash Adjustments:
Lease payments			(312,373)	(229,116)
Increase in accrued interest payable	7,705
Operating lease payments	(78,665)	(76,372)
Net cash provided by operating activities	(626,359)	3,263,719	3,773,316	6,251,118
INVESTING ACTIVITIES
Purchases of crypto assets	(3,956,915)	(8,053,255)
Proceeds from sales of crypto assets	4,101,205	5,348,058
Purchase of investments		(48)
Loans advanced	(599,801)
Investments			(2,000,348)	(100,000)
Cash used in investing activities	(455,511)	(2,705,245)	(2,000,348)	(100,000)
FINANCING ACTIVITIES
Proceeds from issuance of SAFE notes	250,000			2,000,000
Dividends paid			(5,068,583)	(4,381,092)
Proceeds from notes payable	750,000
Proceeds from private placements				210
Repurchase of shares			(148)	(50)
Cash used by financing activities	1,000,000		(5,068,731)	(2,380,932)
Effect of exchange rate changes on cash
Net (decrease) increase in cash for the year	(81,870)	558,474	(3,295,763)	3,770,186
Cash, beginning of the year	729,422	4,025,185	4,025,185	254,999
Cash, end of the year	647,552	4,583,659	729,422	4,025,185
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Net change in fair value of investments	$ 590,657		$ 3,639,080